19. PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	R$ 2,450		R$ 2,662		R$ 2,762		R$ 3,775
Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	2,317		2,542		2,656		279
Investment Property Under Construction or Development [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	133		120		106		138
Land [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	229	[1]	215	[1]	211	[1]	3,637
Furniture and Utensils [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	3		4		3
Reservoirs Dams and Water Courses [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	1,080		1,150		1,234		1,761
Buildings Works and Improvements [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	274		314		3		3
Machinery and Equipment [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	729		854		874		1,172
Vehicles [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	2		5		R$ 3		R$ 4
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	7,385		7,568
Gross Carrying Amount [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	7,252		7,448
Gross Carrying Amount [Member] | Investment Property Under Construction or Development [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	133		120
Gross Carrying Amount [Member] | Land [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	248		231
Gross Carrying Amount [Member] | Furniture and Utensils [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	14		16
Gross Carrying Amount [Member] | Reservoirs Dams and Water Courses [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	3,280		3,282
Gross Carrying Amount [Member] | Buildings Works and Improvements [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	1,092		1,114
Gross Carrying Amount [Member] | Machinery and Equipment [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	2,598		2,773
Gross Carrying Amount [Member] | Vehicles [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	20		32
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(4,935)		(4,906)
Accumulated Depreciation and Amortisation [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(4,935)		(4,906)
Accumulated Depreciation and Amortisation [Member] | Land [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(19)		(16)
Accumulated Depreciation and Amortisation [Member] | Furniture and Utensils [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(11)		(12)
Accumulated Depreciation and Amortisation [Member] | Reservoirs Dams and Water Courses [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(2,200)		(2,132)
Accumulated Depreciation and Amortisation [Member] | Buildings Works and Improvements [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(818)		(800)
Accumulated Depreciation and Amortisation [Member] | Machinery and Equipment [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(1,869)		(1,919)
Accumulated Depreciation and Amortisation [Member] | Vehicles [Member] | Investment Property Completed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	R$ (18)		R$ (27)

[1]	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.